UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-07680)
Minnesota Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)
800-677-3863

Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 11/30/09

Item 1. Schedule of Investments.
Schedule of Investments (unaudited)

Minnesota Municipal Income Portfolio (MXA)	November 30, 2009
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)

		FAIR
DESCRIPTION	PAR	VALUE ¶

Municipal Long-Term Investments — 150.5%
Economic Development Revenue — 2.9%
Minneapolis Development, Limited Tax Supported Common Bond (AMT),
4.85%, 12/1/17, Series 1A	$580,000	$599,656
4.88%, 12/1/18, Series 1A	610,000	621,084
5.13%, 6/1/22, Series 2A	500,000	492,970

		1,713,710

Education Revenue — 18.9%
Baytown Township, St. Croix Preparatory Academy Project, Series A, 7.00%, 8/1/38	900,000	825,498
Higher Education Facilities, Augsburg College,
5.00%, 5/1/23, Series 6C	500,000	498,045
5.00%, 5/1/28, Series 6J1	1,800,000	1,784,952
Higher Education Facilities, Bethel University, Series 6R, 5.50%, 5/1/27	1,000,000	963,090
Higher Education Facilities, College of Art & Design, Series 6K, 5.00%, 5/1/26	1,000,000	1,003,720
Higher Education Facilities, St. Benedict College, Series 5
4.00%, 3/1/15	1,000,000	1,024,720
4.13%, 3/1/16	1,300,000	1,329,068
Higher Education Facilities, University of St. Thomas, Series 6X, 5.25%, 4/1/39	700,000	716,156
Minneapolis, University Gateway Project, 4.50%, 12/1/31	2,000,000	1,950,880
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	500,000	389,910
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project, 5.00%, 10/1/24	500,000	519,000

		11,005,039

General Obligations — 17.6%
Burnsville Independent School District Number 191, Alternative Facilities, Series A (MSDCEP), 4.75%, 2/1/24	1,600,000	1,725,392
Duluth Independent School District Number 709, Series A (FSA) (MSDCEP), 4.25%, 2/1/23	500,000	520,180
Hennepin County, Series A, 5.00%, 12/1/14	500,000	584,960
Hopkins Independent School District Number 270, Series B (MSDCEP), 4.00%, 2/1/26	1,000,000	1,000,720
Minnesota State, Highway and Various Purpose, 5.00%, 8/1/25	4,000,000	4,416,760
Minnesota State, Series A, 5.00%, 6/1/18	800,000	949,376
Sauk Rapids Independent School District Number 47, Series A (MSDCEP) (NATL) (Crossover Refunded 2/1/11 @ 100), 5.75%, 2/1/23 z	1,000,000	1,054,020

		10,251,408

Healthcare Revenue — 45.0%
Agricultural & Economic Development Board, Essentia Health, Series E (AGTY), 5.00%, 2/15/37	3,750,000	3,777,336
Agriculture & Economic Development Board, Health Care System, Series A (NATL), 5.75%, 11/15/26	35,000	35,009
Columbia Heights Multifamily & Health Care Facilities, Crest View Corp Projects, Series A, 5.70%, 7/1/42	1,000,000	830,650
Cuyuna Range Hospital District, Health Facilities,
5.00%, 6/1/29	1,000,000	895,470
5.50%, 6/1/35	1,000,000	818,710
Glencoe Health Care Facilities, Glencoe Regional Health Services Project,
5.00%, 4/1/31	1,100,000	983,092
7.50%, 4/1/31 (Prerefunded 4/1/11 @ 101) à	650,000	716,131
Golden Valley Covenant Retirement Communities, Series A, 5.50%, 12/1/25	680,000	654,799
Maple Grove Health Care Facilities, North Memorial Health Care, 5.00%, 9/1/35	2,000,000	1,772,620
Maple Grove Health Care Systems, Maple Grove Hospital, 5.25%, 5/1/25	1,000,000	1,025,260
Marshall Medical Center, Weiner Medical Center Project, Series A, (Prerefunded 11/1/13 @ 100), 6.00%, 11/1/28 à	750,000	754,890
Minneapolis Health Care Systems, Fairview Health Services, Series A, 6.63%, 11/15/28	1,750,000	1,972,128
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series C, 6.20%, 12/1/22	1,000,000	937,280
Moorhead Economic Development Authority, Housing Development Eventide Project, Series A, 5.15%, 6/1/29	700,000	578,081
Pine City Health Care & Housing, North Branch, Series A (GNMA), 4.80%, 10/20/26	1,000,000	1,002,850
Prior Lake Senior Housing, Shepard’s Path Senior Housing, Series B, 5.70%, 8/1/36	500,000	451,920
Shakopee Health Care Facilities, St. Francis Regional Medical Center, 5.25%, 9/1/34	1,000,000	909,820
Minnesota Municipal Income Portfolio       2009 Quarterly Report

Schedule of Investments (unaudited)
Minnesota Municipal Income Portfolio (MXA)

		FAIR
DESCRIPTION	PAR	VALUE ¶

St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B (Prerefunded 7/1/14 @ 100), 5.25%, 7/1/30 à	$1,250,000	$1,439,588
St. Paul Housing & Redevelopment Authority, Allina Health System, Series A (NATL), 5.00%, 11/15/19	1,500,000	1,549,680
St. Paul Housing & Redevelopment Authority, Allina Health System, Series A-1, 5.25%, 11/15/29	1,175,000	1,166,352
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, 5.25%, 5/15/36	1,430,000	1,264,520
St. Paul Housing & Redevelopment Authority, HealthEast Project, 6.00%, 11/15/30	550,000	496,672
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	972,107	799,869
St. Paul Port Authority, HealthEast Midway Campus,
5.75%, 5/1/25, Series A	100,000	93,404
5.88%, 5/1/30, Series A	500,000	445,280
6.00%, 5/1/30, Series B	900,000	813,744

		26,185,155

Housing Revenue — 26.6%
Coon Rapids Multifamily Housing, Margaret Place Apartments, Series A, 6.25%, 5/1/18	465,000	464,954
Cottage Grove Senior Housing, Cottage Grove Project, 5.00%, 12/1/31	475,000	377,677
Maplewood Multifamily, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,005,830
Minneapolis Housing, Keeler Apartments Project, Series A, 5.00%, 10/1/37	750,000	587,677
Minneapolis Multifamily Housing, Vantage Flats Project (AMT) (GNMA), 5.20%, 10/20/48	990,000	990,594
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed City Living, Series A4 (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	1,518,623	1,446,959
Minnesota Housing Finance Agency, 5.10%, 1/1/40 «	1,500,000	1,488,525
Minnesota Housing Finance Agency, Residential Housing (AMT),
4.70%, 7/1/27, Series D	2,750,000	2,617,642
5.65%, 7/1/33, Series B	1,495,000	1,527,008
Moorhead Senior Housing, Sheyenne Crossing Project, 5.65%, 4/1/41	800,000	660,032
Rochester Multifamily Housing, Weatherstone Apartments, Series A (AMT) (Mandatory Put 9/1/17 @ 100), 6.38%, 9/1/37	2,800,000	3,083,584
Southeastern Multi-County Housing & Redevelopment Authority, Goodhue County Apartments, Series A (Prerefunded 1/1/10 @ 100), 6.63%, 1/1/24 à	345,000	346,808
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A, 5.25%, 10/1/42	650,000	492,447
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28	500,000	431,995

		15,521,732

Leasing Revenue — 5.5%
Andover Economic Development Authority, Public Facility, Community Center (Crossover Refunded 2/1/14 @ 100),
5.13%, 2/1/24 z	100,000	111,012
5.13%, 2/1/24 z	150,000	166,518
Pine County Housing & Redevelopment Authority, Series A, 5.00%, 2/1/31	1,000,000	958,340
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, 5.00%, 12/1/32	400,000	402,360
St. Paul Port Authority, Regions Hospital Parking Ramp Project, Series 1, 5.00%, 8/1/36	1,000,000	771,640
St. Paul Recreational Facilities, Highland National Project, 5.00%, 10/1/25	750,000	791,528

		3,201,398

Miscellaneous Revenue — 1.8%
Seaway Port Authority of Duluth, Cargill Incorporated Project, 4.20%, 5/1/13	1,000,000	1,029,510

Recreation Authority Revenue — 0.8%
Moorhead Golf Course, Series B, 5.88%, 12/1/21	490,000	452,461

Tax Revenue — 3.7%
Minneapolis Tax Increment, Grant Park Project, 5.35%, 2/1/30	1,000,000	791,240
Minneapolis Tax Increment, St. Anthony Falls Project, 5.65%, 2/1/27	450,000	386,586
Virgin Islands Public Finance Authority, Series B, 5.00%, 10/1/25	1,000,000	990,230

		2,168,056

Transportation Revenue — 1.7%
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC) (NATL), 5.25%, 1/1/21	1,000,000	1,007,820

Minnesota Municipal Income Portfolio       2009 Quarterly Report

Schedule of Investments (unaudited)
Minnesota Municipal Income Portfolio (MXA)

	PAR/	FAIR
DESCRIPTION	SHARES	VALUE ¶

Utility Revenue — 26.0%
Buffalo Capital Appreciation Water and Sewer, Series B, Zero Coupon Bond (MSCP),
3.64%, 10/1/21 °	$1,800,000	$1,149,498
3.69%, 10/1/22 °	1,800,000	1,089,486
3.73%, 10/1/23 °	1,800,000	1,030,356
Northern Municipal Power Agency, Series A (AGTY),
5.00%, 1/1/20	750,000	818,130
5.00%, 1/1/21	1,000,000	1,077,780
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (NATL),
3.78%, 1/1/19 °	10,000,000	7,115,900
4.43%, 1/1/23 °	2,000,000	1,127,220
4.53%, 1/1/24 °	3,300,000	1,755,831

		15,164,201

Total Municipal Long-Term Investments (Cost: $85,966,363)		87,700,490

Short-Term Investment — 3.8%
Federated Minnesota Municipal Cash Trust, 0.16% x (Cost: $2,199,136)	2,199,136	2,199,136

Total Investments▲ (Cost: $88,165,499)		89,899,626

Preferred Shares at Liquidation Value — (53.4)%		(31,100,000)

Other Assets and Liabilities, Net — (0.9)%		(539,043)

Total Net Assets — 100.0%		$58,260,583

Minnesota Municipal Income Portfolio       2009 Quarterly Report

Schedule of Investments (unaudited)
Minnesota Municipal Income Portfolio (MXA)

¶	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices, are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As of November 30, 2009, the fund held no internally fair valued securities.

z	Crossover Refunded securities are typically backed by the credit of the refunding issuer, which secures the timely payment of principal and interest. These bonds mature at the call date and price indicated.

à	Prerefunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

«	Security purchased on a when-issued basis. On November 30, 2009, the total cost of investments purchased on a when-issued basis was $1,500,000 or 2.6% of total net assets.

°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2009.

x	The rate quoted is the annualized seven-day effective yield as of November 30, 2009.

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $88,165,499. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,575,969
Gross unrealized depreciation	(2,841,842)

Net unrealized appreciation	$1,734,127

AGTY-Assured Guaranty
AMT-Alternative Minimum Tax. As of November 30, 2009, the aggregate fair value of securities subject to the AMT was $13,393,147, which represents 23.0% of total net assets applicable to common shares.
FGIC-Financial Guaranty Insurance Corporation
FHLMC-Federal Home Loan Mortgage Corporation
FNMA-Federal National Mortgage Association
FSA-Financial Security Assurance
GNMA-Government National Mortgage Association
MSCP-Minnesota State Credit Program
MSDCEP-Minnesota School District Credit Enhancement Program
NATL-National Public Finance Guarantee Corporation
Minnesota Municipal Income Portfolio       2009 Quarterly Report

Schedule of Investments (unaudited)
Minnesota Municipal Income Portfolio (MXA)
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Investments in Securities
Municipal Long-Term Investments	$—	$87,700,490	$—	$87,700,490
Short-Term Investments	2,199,136	—	—	2,199,136

Total Investments	$2,199,136	$87,700,490	$—	$89,899,626

Minnesota Municipal Income Portfolio       2009 Quarterly Report

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 26, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 26, 2010